Quarterly Holdings Report
for
Fidelity Simplicity RMD 2015 Fund℠
October 31, 2024
RW36-NPRT1-1224
1.858599.118
Bond Funds - 59.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	185,433	1,807,968
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	133,323	1,022,584
Fidelity Series Emerging Markets Debt Fund (a)	12,202	97,498
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,131	28,777
Fidelity Series Floating Rate High Income Fund (a)	2,037	18,310
Fidelity Series High Income Fund (a)	11,425	98,943
Fidelity Series International Credit Fund (a)	595	4,960
Fidelity Series International Developed Markets Bond Index Fund (a)	83,735	733,519
Fidelity Series Investment Grade Bond Fund (a)	639,650	6,402,895
Fidelity Series Long-Term Treasury Bond Index Fund (a)	97,882	543,244
Fidelity Series Real Estate Income Fund (a)	1,805	18,118
TOTAL BOND FUNDS (Cost $11,818,354)		10,776,816

Domestic Equity Funds - 19.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	9,637	123,737
Fidelity Series Blue Chip Growth Fund (a)	18,946	347,477
Fidelity Series Commodity Strategy Fund (a)	478	41,695
Fidelity Series Growth Company Fund (a)	25,161	632,791
Fidelity Series Intrinsic Opportunities Fund (a)	9,971	110,175
Fidelity Series Large Cap Stock Fund (a)	27,211	627,215
Fidelity Series Large Cap Value Index Fund (a)	11,221	190,192
Fidelity Series Opportunistic Insights Fund (a)	15,287	379,276
Fidelity Series Small Cap Core Fund (a)	1,277	15,531
Fidelity Series Small Cap Discovery Fund (a)	5,187	58,559
Fidelity Series Small Cap Opportunities Fund (a)	9,541	141,968
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,195	424,896
Fidelity Series Value Discovery Fund (a)	23,765	390,700
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,409,663)		3,484,212

International Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	14,703	238,047
Fidelity Series Emerging Markets Fund (a)	30,175	283,037
Fidelity Series Emerging Markets Opportunities Fund (a)	58,460	1,132,960
Fidelity Series International Growth Fund (a)	34,169	630,070
Fidelity Series International Small Cap Fund (a)	14,590	260,291
Fidelity Series International Value Fund (a)	49,064	631,949
Fidelity Series Overseas Fund (a)	44,677	628,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,030,995)		3,804,511

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a) (Cost $4,776)	495	4,944

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $62,608)	4.91	62,608	62,608

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,326,396)	18,133,091
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,964)
NET ASSETS - 100.0%	18,125,127

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,689,121	209,056	100,991	10,100	370	10,412	1,807,968
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,089,420	13,318	69,935	8,140	(18,544)	8,325	1,022,584
Fidelity Series All-Sector Equity Fund	128,609	1,535	11,351	-	1,256	3,688	123,737
Fidelity Series Blue Chip Growth Fund	360,810	33,921	33,648	30,972	(132)	(13,474)	347,477
Fidelity Series Canada Fund	233,428	11,068	12,824	-	839	5,536	238,047
Fidelity Series Commodity Strategy Fund	160,735	4,161	119,377	4,133	(53,505)	49,681	41,695
Fidelity Series Emerging Markets Debt Fund	100,176	2,093	5,822	977	(790)	1,841	97,498
Fidelity Series Emerging Markets Debt Local Currency Fund	31,073	17	2,851	-	(269)	807	28,777
Fidelity Series Emerging Markets Fund	288,327	17,136	29,542	-	871	6,245	283,037
Fidelity Series Emerging Markets Opportunities Fund	1,154,717	71,520	130,610	-	2,691	34,642	1,132,960
Fidelity Series Floating Rate High Income Fund	18,963	693	1,368	433	(28)	50	18,310
Fidelity Series Government Money Market Fund	22,895	41,605	1,892	409	-	-	62,608
Fidelity Series Growth Company Fund	678,462	421	73,761	-	15,760	11,909	632,791
Fidelity Series High Income Fund	102,819	1,684	7,125	1,618	(337)	1,902	98,943
Fidelity Series International Credit Fund	4,852	43	-	43	-	65	4,960
Fidelity Series International Developed Markets Bond Index Fund	752,581	14,978	40,184	2,826	(3,191)	9,335	733,519
Fidelity Series International Growth Fund	659,155	24,293	50,916	-	5,611	(8,073)	630,070
Fidelity Series International Small Cap Fund	286,733	310	22,632	-	1,641	(5,761)	260,291
Fidelity Series International Value Fund	655,254	27,324	40,298	-	6,911	(17,242)	631,949
Fidelity Series Intrinsic Opportunities Fund	125,715	10,530	14,845	8,575	(5,583)	(5,642)	110,175
Fidelity Series Investment Grade Bond Fund	6,837,417	123,340	516,060	72,176	(20,281)	(21,521)	6,402,895
Fidelity Series Large Cap Stock Fund	639,959	41,181	49,701	32,918	4,437	(8,661)	627,215
Fidelity Series Large Cap Value Index Fund	195,856	1,394	12,693	-	3,255	2,380	190,192
Fidelity Series Long-Term Treasury Bond Index Fund	591,667	5,649	42,654	5,041	(14,695)	3,277	543,244
Fidelity Series Opportunistic Insights Fund	399,712	251	42,978	-	9,159	13,132	379,276
Fidelity Series Overseas Fund	654,475	33,906	44,196	-	11,573	(27,601)	628,157
Fidelity Series Real Estate Income Fund	18,813	424	1,447	286	(38)	366	18,118
Fidelity Series Short-Term Credit Fund	5,389	61	524	55	17	1	4,944
Fidelity Series Small Cap Core Fund	18,836	215	3,162	-	223	(581)	15,531
Fidelity Series Small Cap Discovery Fund	52,139	11,694	2,419	-	(40)	(2,815)	58,559
Fidelity Series Small Cap Opportunities Fund	198,537	13,672	55,003	13,565	6,145	(21,383)	141,968
Fidelity Series Stock Selector Large Cap Value Fund	436,905	2,329	32,177	-	4,728	13,111	424,896
Fidelity Series Value Discovery Fund	389,556	19,044	26,189	-	1,892	6,397	390,700
	18,983,106	738,866	1,599,175	192,267	(40,054)	50,348	18,133,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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